Offerings	Nov. 25, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	831,352
Proposed Maximum Offering Price per Unit | $ / shares	5.74
Maximum Aggregate Offering Price	$ 4,771,960.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 659.01
Offering Note

(1)
These securities are being registered in connection with the resale by the selling securityholders of up to (i) 831,352 shares of the registrant’s common stock, par value $0.0001 per share (“Common Stock”) and (ii) $2,002,400 aggregate principal amount of 9.875% Fixed Rate Senior Notes due 2028 (“Notes”).

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)	In accordance with Rule 457(c), based on the average of the high ($5.91) and low ($5.57) sale prices of the shares of Common Stock on The Nasdaq Capital Market on November 21, 2025.

(6)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	9.875% Fixed Rate Senior Notes due 2028
Amount Registered | shares	80,096
Proposed Maximum Offering Price per Unit | $ / shares	25.055
Maximum Aggregate Offering Price	$ 2,006,805.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 277.14
Offering Note

(1)
These securities are being registered in connection with the resale by the selling securityholders of up to (i) 831,352 shares of the registrant’s common stock, par value $0.0001 per share (“Common Stock”) and (ii) $2,002,400 aggregate principal amount of 9.875% Fixed Rate Senior Notes due 2028 (“Notes”).

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(4)	80,096 Notes are being registered, which amounts to $2,002,400 aggregate principal amount of Notes.

(5)	In accordance with Rule 457(c), based on the average of the high ($25.08) and low ($25.03) sale prices of the Notes on The Nasdaq Capital Market on November 21, 2025.

(6)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,682,384
Maximum Aggregate Offering Price	$ 60,472,804.6
Carry Forward Form Type	S-3
Carry Forward File Number	333-284325
Carry Forward Initial Effective Date	Feb. 04, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,258.39
Offering Note

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(7)
Abacus Global Management, Inc. filed a registration statement on Form S-3 (File No. 333-284325) on February 4, 2025 (the “2025 Registration Statement”) which registered in connection with the resale by the selling securityholders up to (i) 9,213,735 shares of Common Stock and (ii) 2,909,083 Notes (which amounts to $72,727,075 aggregate principal amount of Notes). As of the date of filing this registration statement, there were 8,682,384 unsold shares of Common Stock and 2,505,952 unsold Notes (which amounts to $62,648,800 aggregate principal amount of Notes) registered under the 2025 Registration Statement pursuant to Rule 415(a)(6). A registration fee of $19,425.41 was previously paid in connection with these unsold securities. In accordance with Rule 415(a)(6), all 8,682,384 of those shares of Common Stock and 2,505,952 Notes (and associated filing fees) are being carried forward and registered under this registration statement. The filing fee of $936.15 being paid herewith relates to the newly registered 831,352 shares of Common Stock and 80,096 Notes newly registered. The number of shares of Common Stock to be sold pursuant to this registration statement shall not exceed 9,513,736 in the aggregate. The aggregate principal amount of Notes to be sold pursuant to this registration statement shall not exceed $64,651,200 in the aggregate or 2,586,048 Notes.

Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	9.875% Fixed Rate Senior Notes due 2028
Amount Registered | shares	2,505,952
Maximum Aggregate Offering Price	$ 66,407,728
Carry Forward Form Type	S-3
Carry Forward File Number	333-284325
Carry Forward Initial Effective Date	Feb. 04, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,167.02
Offering Note

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(7)
Abacus Global Management, Inc. filed a registration statement on Form S-3 (File No. 333-284325) on February 4, 2025 (the “2025 Registration Statement”) which registered in connection with the resale by the selling securityholders up to (i) 9,213,735 shares of Common Stock and (ii) 2,909,083 Notes (which amounts to $72,727,075 aggregate principal amount of Notes). As of the date of filing this registration statement, there were 8,682,384 unsold shares of Common Stock and 2,505,952 unsold Notes (which amounts to $62,648,800 aggregate principal amount of Notes) registered under the 2025 Registration Statement pursuant to Rule 415(a)(6). A registration fee of $19,425.41 was previously paid in connection with these unsold securities. In accordance with Rule 415(a)(6), all 8,682,384 of those shares of Common Stock and 2,505,952 Notes (and associated filing fees) are being carried forward and registered under this registration statement. The filing fee of $936.15 being paid herewith relates to the newly registered 831,352 shares of Common Stock and 80,096 Notes newly registered. The number of shares of Common Stock to be sold pursuant to this registration statement shall not exceed 9,513,736 in the aggregate. The aggregate principal amount of Notes to be sold pursuant to this registration statement shall not exceed $64,651,200 in the aggregate or 2,586,048 Notes.